PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Cost	¥ 104,075	¥ 81,555
Less: Accumulated depreciation	(60,636)	(51,719)
Property and equipment excluding construction in progress	43,439	29,836
Property and equipment, net	43,439	29,836		$ 6,657
Depreciation expense	12,223	10,607	¥ 10,643
Leasehold improvements
Cost	55,941	42,858
Electronic equipment
Cost	25,857	22,373
Furniture, fixtures and equipment
Cost	21,334	15,426
Vehicles
Cost	¥ 943	¥ 898